GPS FUNDS I
GPS FUNDS II

GuideMark® Large Cap Core Fund (Ticker: GMLGX)
GuideMark® Emerging Markets Fund (Ticker: GMLVX)
GuideMark® Small/Mid Cap Core Fund (Ticker: GMSMX)
GuideMark® World ex-US Fund (Ticker: GMWEX)
GuideMark® Core Fixed Income Fund (Ticker: GMCOX)
GuidePath® Growth Allocation Fund (Ticker: GPSTX)
GuidePath® Conservative Allocation Fund (Ticker: GPTCX)
GuidePath® Tactical Allocation Fund (Ticker: GPTUX)
GuidePath® Absolute Return Allocation Fund (Ticker: GPARX)
GuidePath® Multi-Asset Income Allocation Fund (Ticker: GPMIX)
GuidePath® Flexible Income Allocation Fund (Ticker: GPIFX)
GuidePath® Managed Futures Strategy Fund (Ticker: GPMFX)
GuidePath® Conservative Income Fund (Ticker: GPICX)
GuidePath® Income Fund (Ticker: GPINX)
GuidePath® Growth and Income Fund (Ticker: GPIGX)
(collectively, the “Funds”)
_____________________________________________________________________________________________

Supplement dated April 1, 2021
to the Prospectus dated July 31, 2020
_____________________________________________________________________________________________

The Board of Trustees of GPS Funds I and GPS Funds II, based upon the recommendation of AssetMark, Inc. (“AssetMark”), the investment adviser to the Funds, has determined to terminate the Funds’ Distribution Plans pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (each, a “Distribution Plan” and together, the “Distribution Plans”), effective as of April 1, 2021. As a result, Service Shares of the Funds will no longer pay Rule 12b-1 fees as of April 1, 2021. In addition, to correspond with the discontinuation of the Funds’ Distribution Plans, each Fund’s expense cap for Service Shares was lowered by 25 basis points to correspond to the removal of Rule 12b-1 fees.

1.Accordingly, the “Fees and Expenses of the Fund” table and the “Example” in the section entitled “Summary Section – GuideMark® Large Cap Core Fund” of the Prospectus are hereby deleted and replaced with the following:

Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

Shareholder Fees (fees paid directly from your investments)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.45%
Distribution and/or Service (12b-1) Fees(1)	None
Other expenses	0.46%
Administrative Service Fees	0.25%
All Other Expenses(2)	0.21%
Total Annual Fund Operating Expenses(3)	0.91%
(1)“Distribution and/or Service (12b-1) Fees” have been restated to reflect expenses for the current fiscal year. Prior to April 1, 2021, Distribution and/or Service (12b-1) Fees were 0.25%.

(2)"All Other Expenses” include Acquired Fund Fees and Expenses (“AFFE”) that did not exceed 0.01% of the Fund’s average net assets. AFFE are indirect fees and expenses that the Fund incurs from investing in the shares of other investment companies, including money market funds and other mutual funds, closed end funds, business development companies or certain exchange-traded funds. “All Other Expenses” have been restated to reflect estimated expenses for the current fiscal year.
(3)Note that the amount of Total Annual Fund Operating Expenses shown in the above table will differ from the Ratio of Expenses to Average Net Assets included in the “Financial Highlights” section of the Prospectus which reflects the operating expenses of the Fund and includes the expense reductions generated when the Fund loaned its portfolio securities as well as the fees paid by the Fund pursuant to its since-terminated Distribution Plan under Rule 12b-1.

Example
The following Example is intended to help you compare the cost of investing in Service Shares of the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Service Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$91	$290	$504	$1,120
2.The “Fees and Expenses of the Fund” table and the “Example” in the section entitled “Summary Section – GuideMark® Emerging Markets Fund” of the Prospectus are hereby deleted and replaced with the following:

Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

Shareholder Fees (fees paid directly from your investments)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.59%
Distribution and/or Service (12b-1) Fees(1)	None
Other expenses	0.74%
Administrative Service Fees	0.25%
All Other Expenses(2)	0.49%
Acquired Fund Fees and Expenses(3)	0.05%
Expense Recoupment(4)	0.10%
Total Annual Fund Operating Expenses(4)(5)	1.48%
(1)“Distribution and/or Service (12b-1) Fees” have been restated to reflect expenses for the current fiscal year. Prior to April 1, 2021, Distribution and/or Service (12b-1) Fees were 0.25%.
(2)“All Other Expenses” have been restated to reflect estimated expenses for the current fiscal year.
(3)“Acquired Fund Fees and Expenses” (“AFFE”) are indirect fees and expenses that the Fund incurs from investing in the shares of other investment companies, including money market funds and other mutual funds, closed end funds, business development companies or certain exchange-traded funds. AFFE have been restated to reflect estimated expenses for the fiscal year ended March 31, 2021.
(4)AssetMark, Inc. (“AssetMark” or the “Advisor”) has contractually agreed through July 31, 2022, to waive its advisory fees and/or assume expenses otherwise payable by the Fund to the extent necessary to ensure that Total Annual Fund Operating Expenses (excluding taxes, interest, trading costs, acquired fund fees and expenses, expenses paid with securities lending expense offset credits and non-routine expenses) do not exceed 1.40% of average daily net assets. This expense limitation agreement may not be terminated prior to

July 31, 2022 unless the Board of Trustees consents to an earlier revision or termination. Under the expense limitation agreement, AssetMark may recoup waived fees and expenses borne for a three-year period under specified conditions. No recoupment will be paid to AssetMark if the Fund’s current Total Annual Fund Operating Expenses exceed the expense limitation in effect at the time fees were waived or expenses were reimbursed.
(5)Note that the amount of Total Annual Fund Operating Expenses shown in the above table will differ from the Ratio of Expenses to Average Net Assets included in the “Financial Highlights” section of the Prospectus which reflects the operating expenses of the Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses, but includes the expense reductions generated when the Fund loaned its portfolio securities as well as the fees paid by the Fund pursuant to its since-terminated Distribution Plan under Rule 12b-1.

Example
The following Example is intended to help you compare the cost of investing in Service Shares of the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Service Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return and that the Fund’s operating expenses remain the same. The Example reflects adjustments made to the Fund's operating expenses due to the expense recoupment by the Advisor for the 1-year number only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$151	$447	$765	$1,666

3.The “Fees and Expenses of the Fund” table and the “Example” in the section entitled “Summary Section – GuideMark® Small/Mid Cap Core Fund” of the Prospectus are hereby deleted and replaced with the following:

Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

Shareholder Fees (fees paid directly from your investments)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.57%
Distribution and/or Service (12b-1) Fees(1)	None
Other expenses	0.65%
Administrative Service Fees	0.25%
All Other Expenses(2)	0.40%
Total Annual Fund Operating Expenses(3)	1.22%
(1)“Distribution and/or Service (12b-1) Fees” have been restated to reflect expenses for the current fiscal year. Prior to April 1, 2021, Distribution and/or Service (12b-1) Fees were 0.25%.
(2)"All Other Expenses” include Acquired Fund Fees and Expenses (“AFFE”) that did not exceed 0.01% of the Fund’s average net assets. AFFE are indirect fees and expenses that the Fund incurs from investing in the shares of other investment companies, including money market funds and other mutual funds, closed end funds, business development companies or certain exchange-traded funds. “All Other Expenses” have been restated to reflect estimated expenses for the current fiscal year.
(3)Note that the amount of Total Annual Fund Operating Expenses shown in the above table will differ from the Ratio of Expenses to Average Net Assets included in the “Financial Highlights” section of the Prospectus which reflects the operating expenses of the Fund and includes the expense reductions generated when the Fund loaned its portfolio securities as well as the fees paid by the Fund pursuant to its since-terminated Distribution Plan under Rule 12b-1.

Example
The following Example is intended to help you compare the cost of investing in Service Shares of the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Service Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$124	$387	$670	$1,477
4.The “Fees and Expenses of the Fund” table and the “Example” in the section entitled “Summary Section – GuideMark® World ex-US Fund” of the Prospectus are hereby deleted and replaced with the following:

Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

Shareholder Fees (fees paid directly from your investments)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.50%
Distribution and/or Service (12b-1) Fees(1)	None
Other expenses	0.65%
Administrative Service Fees	0.25%
All Other Expenses(2)	0.40%
Total Annual Fund Operating Expenses(3)	1.15%
(1)“Distribution and/or Service (12b-1) Fees” have been restated to reflect expenses for the current fiscal year. Prior to April 1, 2021, Distribution and/or Service (12b-1) Fees were 0.25%.
(2)“All Other Expenses” include Acquired Fund Fees and Expenses (“AFFE”) that did not exceed 0.01% of the Fund’s average net assets. AFFE are indirect fees and expenses that the Fund incurs from investing in the shares of other investment companies, including money market funds and other mutual funds, closed end funds, business development companies or certain exchange-traded funds “All Other Expenses” have been restated to reflect estimated expenses for the current fiscal year.
(3)Note that the amount of Total Annual Fund Operating Expenses shown in the above table will differ from the Ratio of Expenses to Average Net Assets included in the “Financial Highlights” section of the Prospectus which reflects the operating expenses of the Fund and does not include indirect expenses attributed to Acquired Fund Fees and Expenses, but includes the expense reductions generated when the Fund loaned its portfolio securities as well as the fees paid by the Fund pursuant to its since-terminated Distribution Plan under Rule 12b-1.

Example
The following Example is intended to help you compare the cost of investing in Service Shares of the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Service Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$117	$365	$633	$1,398

5.The “Fees and Expenses of the Fund” table and the “Example” in the section entitled “Summary Section – GuideMark® Core Fixed Income Fund” of the Prospectus are hereby deleted and replaced with the following:

Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

Shareholder Fees (fees paid directly from your investments)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.40%
Distribution and/or Service (12b-1) Fees(1)	None
Other expenses	0.64%
Administrative Service Fees	0.25%
All Other Expenses(2)	0.39%
Total Annual Fund Operating Expenses	1.04%
Fee Waiver and/or Expense Assumption(3)	-0.08%
Total Annual Fund Operating Expenses (After Fee Waiver and/or Expense Assumption)(3)(4)	0.96%
(1)“Distribution and/or Service (12b-1) Fees” have been restated to reflect expenses for the current fiscal year. Prior to April 1, 2021, Distribution and/or Service (12b-1) Fees were 0.25%.
(2)"All Other Expenses” include Acquired Fund Fees and Expenses (“AFFE”) that did not exceed 0.01% of the Fund’s average net assets. AFFE are indirect fees and expenses that the Fund incurs from investing in the shares of other investment companies, including money market funds and other mutual funds, closed end funds, business development companies or certain exchange-traded funds. “All Other Expenses” have been restated to reflect estimated expenses for the current fiscal year.
(3)AssetMark, Inc. (“AssetMark” or the “Advisor”) has contractually agreed through July 31, 2022, to waive its advisory fees and/or assume expenses otherwise payable by the Fund to the extent necessary to ensure that Total Annual Fund Operating Expenses (excluding taxes, interest, trading costs, acquired fund fees and expenses, expenses paid with securities lending expense offset credits and non-routine expenses) do not exceed 0.94% of average daily net assets. This expense limitation agreement may not be terminated prior to July 31, 2022 unless the Board of Trustees consents to an earlier revision or termination. Under the expense limitation agreement, AssetMark may recoup waived fees and expenses borne for a three-year period under specified conditions. No recoupment will be paid to AssetMark if the Fund’s current Total Annual Fund Operating Expenses exceed the expense limitation in effect at the time fees were waived or expenses were reimbursed.
(4)Note that the amount of Total Annual Fund Operating Expenses shown in the above table will differ from the Ratio of Expenses to Average Net Assets included in the “Financial Highlights” section of the Prospectus which reflects the operating expenses of the Fund and includes the expense reductions generated when the Fund loaned its portfolio securities as well as the fees paid by the Fund pursuant to its since-terminated Distribution Plan under Rule 12b-1.

Example
The following Example is intended to help you compare the cost of investing in Service Shares of the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Service Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example reflects adjustments made to the Fund’s operating expenses due to the fee waiver and/or expense assumption by the Advisor for the 1-year number only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$98	$323	$566	$1,264

6.The “Fees and Expenses of the Fund” table and the “Example” in the section entitled “Summary Section – GuidePath® Growth Allocation Fund” of the Prospectus are hereby deleted and replaced with the following:

Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

Shareholder Fees (fees paid directly from your investments)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.25%
Distribution and/or Service (12b-1) Fees(1)	None
Other expenses	0.44%
Administrative Service Fees	0.25%
All Other Expenses(2)	0.19%
Acquired Fund Fees and Expenses(3)	0.17%
Total Annual Fund Operating Expenses(4)	0.86%
(1)“Distribution and/or Service (12b-1) Fees” have been restated to reflect expenses for the current fiscal year. Prior to April 1, 2021, Distribution and/or Service (12b-1) Fees were 0.25%.
(2)“All Other Expenses” have been restated to reflect estimated expenses for the current fiscal year.
(3)“Acquired Fund Fees and Expenses” (“AFFE”) are indirect fees and expenses that the Fund incurs from investing in the shares of other investment companies, including money market funds and other mutual funds, closed end funds, business development companies or certain exchange-traded funds. AFFE have been restated to reflect estimated expenses for the fiscal year ended March 31, 2021.
(4)Note that the amount of Total Annual Fund Operating Expenses shown in the above table will differ from the Ratio of Expenses to Average Net Assets included in the “Financial Highlights” section of the Prospectus which reflects the operating expenses of the Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses, but includes the expense reductions generated when the Fund loaned its portfolio securities as well as the fees paid by the Fund pursuant to its since-terminated Distribution Plan under Rule 12b-1.

Example
The following Example is intended to help you compare the cost of investing in Service Shares of the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Service Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$88	$274	$477	$1,061

7.The “Fees and Expenses of the Fund” table and the “Example” in the section entitled “Summary Section – GuidePath® Conservative Allocation Fund” of the Prospectus are hereby deleted and replaced with the following:

Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

Shareholder Fees (fees paid directly from your investments)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.25%
Distribution and/or Service (12b-1) Fees(1)	None
Other expenses	0.46%
Administrative Service Fees	0.25%
All Other Expenses(2)	0.21%
Acquired Fund Fees and Expenses(3)	0.18%
Total Annual Fund Operating Expenses(4)	0.89%
Fee Waiver and/or Expense Assumption(5)	-0.19%
Total Annual Fund Operating Expenses (After Fee Waiver and/or Expense Assumption)(4)(5)	0.70%
(1)“Distribution and/or Service (12b-1) Fees” have been restated to reflect expenses for the current fiscal year. Prior to April 1, 2021, Distribution and/or Service (12b-1) Fees were 0.25%.
(2)“All Other Expenses” have been restated to reflect estimated expenses for the current fiscal year.
(3)“Acquired Fund Fees and Expenses” (“AFFE”) are indirect fees and expenses that the Fund incurs from investing in the shares of other investment companies, including money market funds and other mutual funds, closed end funds, business development companies or certain exchange-traded funds. AFFE have been restated to reflect estimated expenses for the fiscal year ended March 31, 2021.
(4)Note that the amount of Total Annual Fund Operating Expenses shown in the above table will differ from the Ratio of Expenses to Average Net Assets included in the “Financial Highlights” section of the Prospectus which reflects the operating expenses of the Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses, but includes the expense reductions generated when the Fund loaned its portfolio securities as well as the fees paid by the Fund pursuant to its since-terminated Distribution Plan under Rule 12b-1.
(5)AssetMark, Inc. (“AssetMark” or the “Advisor”) has contractually agreed through July 31, 2022, to waive its advisory fees and/or assume expenses otherwise payable by the Fund to the extent necessary to ensure that Total Annual Fund Operating Expenses (excluding taxes, interest, trading costs, acquired fund fees and expenses, expenses paid with securities lending expense offset credits and non-routine expenses) do not exceed 0.45% of average daily net assets. This expense limitation agreement may not be terminated prior to July 31, 2022 unless the Board of Trustees consents to an earlier revision or termination. Under the expense limitation agreement, AssetMark may recoup waived fees and expenses borne for a three-year period under specified conditions. No recoupment will be paid to AssetMark if the Fund’s current Total Annual Fund Operating Expenses exceed the expense limitation in effect at the time fees were waived or expenses were reimbursed.

Example
The following Example is intended to help you compare the cost of investing in Service Shares of the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Service Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return and that the Fund’s operating expenses remain the same. The Example reflects adjustments made to the Fund's operating expenses due to the fee waiver and/or expense assumption by the

Advisor for the 1-year number only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$72	$265	$474	$1,079
8.The “Fees and Expenses of the Fund” table and the “Example” in the section entitled “Summary Section – GuidePath® Tactical Allocation Fund” of the Prospectus are hereby deleted and replaced with the following:

Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

Shareholder Fees (fees paid directly from your investments)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.35%
Distribution and/or Service (12b-1) Fees(1)	None
Other expenses	0.47%
Administrative Service Fees	0.25%
All Other Expenses(2)	0.22%
Acquired Fund Fees and Expenses(3)	0.05%
Total Annual Fund Operating Expenses(4)	0.87%
(1)“Distribution and/or Service (12b-1) Fees” have been restated to reflect expenses for the current fiscal year. Prior to April 1, 2021, Distribution and/or Service (12b-1) Fees were 0.25%.
(2)“All Other Expenses” have been restated to reflect estimated expenses for the current fiscal year.
(3)“Acquired Fund Fees and Expenses” (“AFFE”) are indirect fees and expenses that the Fund incurs from investing in the shares of other investment companies, including money market funds and other mutual funds, closed end funds, business development companies or certain exchange-traded funds. AFFE have been restated to reflect estimated expenses for the fiscal year ended March 31, 2021.
(4)Note that the amount of Total Annual Fund Operating Expenses shown in the above table will differ from the Ratio of Expenses to Average Net Assets included in the “Financial Highlights” section of the Prospectus which reflects the operating expenses of the Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses, but includes the expense reductions generated when the Fund loaned its portfolio securities as well as the fees paid by the Fund pursuant to its since-terminated Distribution Plan under Rule 12b-1.

Example
The following Example is intended to help you compare the cost of investing in Service Shares of the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Service Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$89	$278	$482	$1,073
9.The “Fees and Expenses of the Fund” table and the “Example” in the section entitled “Summary Section – GuidePath® Absolute Return Allocation Fund” of the Prospectus are hereby deleted and replaced with the following:

Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

Shareholder Fees (fees paid directly from your investments)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.35%
Distribution and/or Service (12b-1) Fees(1)	None
Other expenses	0.49%
Administrative Service Fees	0.25%
All Other Expenses(2)	0.24%
Acquired Fund Fees and Expenses(3)	0.29%
Total Annual Fund Operating Expenses(4)	1.13%
Fee Waiver and/or Expense Assumption(5)	-0.25%
Total Annual Fund Operating Expenses (After Fee Waiver and/or Expense Assumption)(4)(5)	0.88%
(1)“Distribution and/or Service (12b-1) Fees” have been restated to reflect expenses for the current fiscal year. Prior to April 1, 2021, Distribution and/or Service (12b-1) Fees were 0.25%.
(2)“All Other Expenses” have been restated to reflect estimated expenses for the current fiscal year.
(3)“Acquired Fund Fees and Expenses” (“AFFE”) are indirect fees and expenses that the Fund incurs from investing in the shares of other investment companies, including money market funds and other mutual funds, closed end funds, business development companies or certain exchange-traded funds. AFFE have been restated to reflect estimated expenses for the fiscal year ended March 31, 2021.
(4)Note that the amount of Total Annual Fund Operating Expenses shown in the above table will differ from the Ratio of Expenses to Average Net Assets included in the “Financial Highlights” section of the Prospectus which reflects the operating expenses of the Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses, but includes the expense reductions generated when the Fund loaned its portfolio securities as well as the fees paid by the Fund pursuant to its since-terminated Distribution Plan under Rule 12b-1.
(5)AssetMark, Inc. (“AssetMark” or the “Advisor”) has contractually agreed through July 31, 2022, to waive its advisory fees and/or assume expenses otherwise payable by the Fund to the extent necessary to ensure that Total Annual Fund Operating Expenses (excluding taxes, interest, trading costs, acquired fund fees and expenses, expenses paid with securities lending expense offset credits and non-routine expenses) do not exceed 0.55% of average daily net assets. This expense limitation agreement may not be terminated prior to July 31, 2022 unless the Board of Trustees consents to an earlier revision or termination. Under the expense limitation agreement, AssetMark may recoup waived fees and expenses borne for a three-year period under specified conditions. No recoupment will be paid to AssetMark if the Fund’s current Total Annual Fund Operating Expenses exceed the expense limitation in effect at the time fees were waived or expenses were reimbursed.

Example
The following Example is intended to help you compare the cost of investing in Service Shares of the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Service Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example reflects adjustments made to the Fund’s operating expenses due to the fee waiver and/or expense assumption by the Advisor for the 1-year number only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$90	$334	$598	$1,352

10.The “Fees and Expenses of the Fund” table and the “Example” in the section entitled “Summary Section – GuidePath® Multi-Asset Income Allocation Fund” of the Prospectus are hereby deleted and replaced with the following:

Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

Shareholder Fees (fees paid directly from your investments)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.35%
Distribution and/or Service (12b-1) Fees(1)	None
Other expenses	0.49%
Administrative Service Fees	0.25%
All Other Expenses(2)	0.24%
Acquired Fund Fees and Expenses(3)	0.28%
Total Annual Fund Operating Expenses(4)	1.12%
(1)“Distribution and/or Service (12b-1) Fees” have been restated to reflect expenses for the current fiscal year. Prior to April 1, 2021, Distribution and/or Service (12b-1) Fees were 0.25%.
(2)“All Other Expenses” have been restated to reflect estimated expenses for the current fiscal year.
(3)“Acquired Fund Fees and Expenses” (“AFFE”) are indirect fees and expenses that the Fund incurs from investing in the shares of other investment companies, including money market funds and other mutual funds, closed end funds, business development companies or certain exchange-traded funds. AFFE have been restated to reflect estimated expenses for the fiscal year ended March 31, 2021.
(4)Note that the amount of Total Annual Fund Operating Expenses shown in the above table will differ from the Ratio of Expenses to Average Net Assets included in the “Financial Highlights” section of the Prospectus which reflects the operating expenses of the Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses, but includes the expense reductions generated when the Fund loaned its portfolio securities as well as the fees paid by the Fund pursuant to its since-terminated Distribution Plan under Rule 12b-1.

Example
The following Example is intended to help you compare the cost of investing in Service Shares of the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Service Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$114	$356	$617	$1,363

11.The “Fees and Expenses of the Fund” table and the “Example” in the section entitled “Summary Section – GuidePath® Flexible Income Allocation Fund” of the Prospectus are hereby deleted and replaced with the following:

Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

Shareholder Fees (fees paid directly from your investments)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.25%
Distribution and/or Service (12b-1) Fees(1)	None
Other expenses	0.48%
Administrative Service Fees	0.25%
All Other Expenses(2)	0.23%
Acquired Fund Fees and Expenses(3)	0.21%
Total Annual Fund Operating Expenses(4)	0.94%
Fee Waiver and/or Expense Assumption(5)	-0.13%
Total Annual Fund Operating Expenses (After Fee Waiver and/or Expense Assumption)(4)(5)	0.81%
(1)“Distribution and/or Service (12b-1) Fees” have been restated to reflect expenses for the current fiscal year. Prior to April 1, 2021, Distribution and/or Service (12b-1) Fees were 0.25%.
(2)“All Other Expenses” have been restated to reflect estimated expenses for the current fiscal year.
(3)“Acquired Fund Fees and Expenses” (“AFFE”) are indirect fees and expenses that the Fund incurs from investing in the shares of other investment companies, including money market funds and other mutual funds, closed end funds, business development companies or certain exchange-traded funds. AFFE have been restated to reflect estimated expenses for the fiscal year ended March 31, 2021.
(4)Note that the amount of Total Annual Fund Operating Expenses shown in the above table will differ from the Ratio of Expenses to Average Net Assets included in the “Financial Highlights” section of the Prospectus which reflects the operating expenses of the Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses, but includes the expense reductions generated when the Fund loaned its portfolio securities as well as the fees paid by the Fund pursuant to its since-terminated Distribution Plan under Rule 12b-1.
(5)AssetMark, Inc. (“AssetMark” or the “Advisor”) has contractually agreed through July 31, 2022, to waive its advisory fees and/or assume expenses otherwise payable by the Fund to the extent necessary to ensure that Total Annual Fund Operating Expenses (excluding taxes, interest, trading costs, acquired fund fees and expenses, expenses paid with securities lending expense offset credits and non-routine expenses) do not exceed 0.50% of average daily net assets. This expense limitation agreement may not be terminated prior to July 31, 2022 unless the Board of Trustees consents to an earlier revision or termination. Under the expense limitation agreement, AssetMark may recoup waived fees and expenses borne for a three-year period under specified conditions. No recoupment will be paid to AssetMark if the Fund’s current Total Annual Fund Operating Expenses exceed the expense limitation in effect at the time fees were waived or expenses were reimbursed.

Example
The following Example is intended to help you compare the cost of investing in Service Shares of the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Service Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example reflects adjustments made to the Fund’s operating expenses due to the fee waiver and/or expense assumption by the Advisor for the 1-year number only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$83	$287	$507	$1,143

12.The “Fees and Expenses of the Fund” table and the “Example” in the section entitled “Summary Section – GuidePath® Managed Futures Strategy Fund” of the Prospectus are hereby deleted and replaced with the following:

Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

Shareholder Fees (fees paid directly from your investments)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.05%
Distribution and/or Service (12b-1) Fees(1)	None
Other expenses	0.50%
Administrative Service Fees	0.25%
All Other Expenses(2)	0.25%
Expense Recoupment(3)	0.01%
Total Annual Fund Operating Expenses(3)(4)	1.56%
(1)“Distribution and/or Service (12b-1) Fees” have been restated to reflect expenses for the current fiscal year. Prior to April 1, 2021, Distribution and/or Service (12b-1) Fees were 0.25%.
(2)"All Other Expenses” include Acquired Fund Fees and Expenses (“AFFE”) that did not exceed 0.01% of the Fund’s average net assets. AFFE are indirect fees and expenses that the Fund incurs from investing in the shares of other investment companies, including money market funds and other mutual funds, closed end funds, business development companies or certain exchange-traded funds. “All Other Expenses” have been restated to reflect estimated expenses for the current fiscal year.
(3)AssetMark, Inc. (“AssetMark” or the “Advisor”) has contractually agreed through July 31, 2022, to waive its advisory fees and/or assume expenses otherwise payable by the Fund to the extent necessary to ensure that Total Annual Fund Operating Expenses (excluding taxes, interest, trading costs, acquired fund fees and expenses, expenses paid with securities lending expense offset credits and non-routine expenses) do not exceed 1.65% of average daily net assets. This expense limitation agreement may not be terminated prior to July 31, 2022 unless the Board of Trustees consents to an earlier revision or termination. Under the expense limitation agreement, AssetMark may recoup waived fees and expenses borne for a three-year period under specified conditions. No recoupment will be paid to AssetMark if the Fund’s current Total Annual Fund Operating Expenses exceed the expense limitation in effect at the time fees were waived or expenses were reimbursed.
(4)Note that the amount of Total Annual Fund Operating Expenses shown in the above table will differ from the Ratio of Expenses to Average Net Assets included in the “Financial Highlights” section of the Prospectus which reflects the operating expenses of the Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses, but includes the since-terminated Distribution Plan under Rule 12b-1.

Example
The following Example is intended to help you compare the cost of investing in Service Shares of the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Service Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example reflects adjustments made to the Fund's operating expenses due to the expense recoupment by the Advisor for the 1-year number only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$159	$491	$846	$1,846

13.The Prospectus section entitled “Distribution of Fund Shares – Distribution Plan” is hereby deleted.

14.The eleventh paragraph and following table in the Prospectus section entitled “Management of the Funds – Investment Advisor” are hereby deleted and replaced with the following to reflect the new expense cap structure for the Funds through July 31, 2022:

The Advisor has entered into Expense Limitation Agreements in which it has agreed to waive fees and/or assume expenses otherwise payable by each Fund to the extent necessary to ensure that each Fund’s Total Annual Fund Operating Expenses do not exceed a stated maximum percentage (excluding taxes, interest, trading costs, acquired fund expenses, expenses paid with securities lending expense offset credits and non-routine expenses) (“expense cap”), for the period ending July 31, 2022. Under the Agreements, the Advisor may recoup waived fees and expenses it assumed for a three-year period under specified conditions. The expense cap for each Fund is as follows:

Fund	Expense Cap
GuideMark® Large Cap Core Fun	0.99%
GuideMark® Emerging Markets Fun	1.40%
GuideMark® Small/Mid Cap Core Fun	1.20%
GuideMark® World ex-US Fun	1.14%
GuideMark® Core Fixed Income Fun	0.94%
GuidePath® Growth Allocation Fund	0.75%
GuidePath® Conservative Allocation Fund	0.45%
GuidePath® Tactical Allocation Fund	0.85%
GuidePath® Absolute Return Allocation Fund	0.55%
GuidePath® Multi-Asset Income Allocation Fund	0.85%
GuidePath® Flexible Income Allocation Fund	0.50%
GuidePath® Managed Futures Strategy Fund	1.65%
GuidePath® Conservative Income Fund	0.64%
GuidePath® Income Fund	0.79%
GuidePath® Growth and Income Fund	0.79%

* * * * *

Please retain this supplement for your reference.

GPS FUNDS I
GPS FUNDS II
GuideMark® Large Cap Core Fund (Ticker: GMLGX)
GuideMark® Emerging Markets Fund (Ticker: GMLVX)
GuideMark® Small/Mid Cap Core Fund (Ticker: GMSMX)
GuideMark® World ex-US Fund (Ticker: GMWEX)
GuideMark® Core Fixed Income Fund (Ticker: GMCOX)
GuidePath® Growth Allocation Fund (Ticker: GPSTX)
GuidePath® Conservative Allocation Fund (Ticker: GPTCX)
GuidePath® Tactical Allocation Fund (Ticker: GPTUX)
GuidePath® Absolute Return Allocation Fund (Ticker: GPARX)
GuidePath® Multi-Asset Income Allocation Fund (Ticker: GPMIX)
GuidePath® Flexible Income Allocation Fund (Ticker: GPIFX)
GuidePath® Managed Futures Strategy Fund (Ticker: GPMFX)
GuidePath® Conservative Income Fund (Ticker: GPICX)
GuidePath® Income Fund (Ticker: GPINX)
GuidePath® Growth and Income Fund (Ticker: GPIGX)
(collectively, the “Funds”)
_____________________________________________________________________________________________

Supplement dated April 1, 2021
to the Statement of Additional Information dated July 31, 2020
_____________________________________________________________________________________________

The Board of Trustees of GPS Funds I and GPS Funds II, based upon the recommendation of AssetMark, Inc. (“AssetMark”), the investment adviser to the Funds, has determined to terminate the Funds’ Distribution Plans pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, effective as of April 1, 2021. As a result, Service Shares of the Funds will no longer pay Rule 12b-1 fees as of April 1, 2021.

1.Accordingly, the first paragraph of the section entitled “Distribution and Shareholder Servicing – Distribution Plan” is hereby deleted and replaced with the following:

Prior to April 1, 2021, for Service Shares, the applicable Funds adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act, which was approved by the Board. The Plan authorized payments by the Service Shares of the Funds in connection with the distribution of Fund shares at an annual rate of 0.25% of each Fund’s average daily net assets. Payments were made by a Fund under the Plan for the purpose of financing any activity primarily intended to result in the sale of shares of a Fund, as determined by the Board, and for the purpose of providing certain services to existing shareholders. Such activities typically included: services associated with the operation of the AssetMark, Inc. investment platform (the “AssetMark Platform”) through which the Funds were primarily distributed; advertising; compensation for sales and sales marketing activities of financial service agents and others, such as dealers or distributors; shareholder account servicing; production and dissemination of sales and marketing materials; dissemination of prospectuses, annual and semi-annual reports; and capital or other expenses of the Distributor associated with the sale of shares of the Funds including equipment, rent, salaries, bonuses, interest and other overhead. To the extent any activity was one that a Fund could finance without the Plan, that Fund could also make payments to finance such activity outside of the Plan, and was not subject to the Plan’s limitations. Payments under the Plan were based upon a percentage of average daily net assets attributable to the Funds regardless of the amounts actually paid or expenses actually incurred by the Distributor; however, in no event could such payments exceed the maximum allowable fee. It was therefore possible that the Distributor could realize a profit in a particular year as a result of these payments. The Plan increased each Fund’s expenses from what they would otherwise be. A Fund could engage in joint distribution activities with other Funds and to the extent the expenses were not allocated to a specific Fund, expenses would be allocated based on each Fund’s net assets. Service Shares of the Funds no longer make payments under the Plan as of April 1, 2021.

* * * * *
Please retain this supplement for your reference.